Other current assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets	18. Other current assets

	December 31,
	2022	2021
	£000s	£000s
Prepayments	8,200	4,309
VAT receivable	1,545	1,211
Total other current assets	9,745	5,520